OTHER EXPENSE (INCOME) OTHER EXPENSE (INCOME) - Impairment reversal (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ 12	$ 59	$ 15	$ 61
Non-current assets or disposal groups classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	12	35	15	37
Intangible assets other than goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ 0	$ 24	$ 0	$ 24